UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2011

Check here if Amendment [  ]; Amendment Number:
        This Amendment (Check only one.):   [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Camber Capital Management LLC
Address:              101 Huntington Avenue
                      25th Floor
                      Boston, MA 02199

Form 13F File Number: 028-13745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Stephen DuBois
Title:                Managing Member
Phone:                617-717-6600

Signature, Place, and Date of Signing:

/s/ Stephen DuBois                 Boston, MA              November   , 2011
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:            46

Form 13F Information Table Value Total:       661,493
                                             (x$1000)

List of Other Included Managers:                 None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                    CAMBER CAPITAL MANAGEMENT LLC
                                           As of 9/30/11

  Column 1                      Column 2       Column 3    Column 4         Column 5       Column 6   Column 7       Column 8

                                                                      Shares or
  Name of                       Title of       CUSIP       Value     Principal  SH/ PUT/  Investment   Other         Voting
  Issuer                        Class          Number     (x$1000)   Amount     PRN CALL  Discretion  Managers      Authority

                                                                                                               Sole      Shared None

ACORDA THERAPEUTICS INC         COM            00484M106    23,952   1,200,000  SH        Sole        n/a       1,200,000
ALERE INC                       COM            01449J105     9,825     500,000  SH        Sole        n/a         500,000
ALLOS THERAPEUTICS INC          COM            019777101     8,648   4,700,000  SH        Sole        n/a       4,700,000
ALNYLAM PHARMACEUTICALS INC     COM            02043Q107     6,440     980,231  SH        Sole        n/a         980,231
AMAG PHARMACEUTICALS INC        COM            00163U106     7,712     522,500  SH        Sole        n/a         522,500
AMEDISYS INC                    COM            023436108     4,752     320,655  SH        Sole        n/a         320,655
ANTHERA PHARMACEUTICALS INC     WARRANT        03674U102       867     400,000      CALL  Sole        n/a         400,000
AUXILIUM PHARMACEUTICALS INC    COM            05334D107    16,017   1,068,500  SH        Sole        n/a       1,068,500
BOSTON SCIENTIFIC CORP          COM            101137107    20,685   3,500,000  SH        Sole        n/a       3,500,000
CARDIONET INC                   COM            14159L103     7,099   2,366,412  SH        Sole        n/a       2,366,412
CAREFUSION CORP                 COM            14170T101    17,962     750,000  SH        Sole        n/a         750,000
CELGENE CORP                    RIGHTS         151020112     1,490     949,358      CALL  Sole        n/a         949,358
COMMUNITY HEALTH SYS INC NEW    COM            203668108     8,320     500,000  SH        Sole        n/a         500,000
CONCEPTUS INC                   COM            206016107    20,641   1,971,435  SH        Sole        n/a       1,971,435
CROSS CTRY HEALTHCARE INC       COM            227483104     2,299     549,915  SH        Sole        n/a         549,915
DENDREON CORP                   COM            24823Q107    18,000   2,000,000  SH        Sole        n/a       2,000,000
DYNAVAX TECHNOLOGIES CORP       WARRANT        268158102     1,342   1,735,500      CALL  Sole        n/a       1,735,500
EXPRESS SCRIPTS INC             COM            302182100    25,949     700,000  SH        Sole        n/a         700,000
EXPRESS SCRIPTS INC             COM            302182100     7,414     200,000      CALL  Sole        n/a         200,000
GENTIVA HEALTH SERVICES INC     COM            37247A102       535      97,000  SH        Sole        n/a          97,000
HCA HOLDINGS INC                COM            40412C101    37,296   1,850,000  SH        Sole        n/a       1,850,000
HEALTH MGMT ASSOC INC NEW       COM            421933102    13,840   2,000,000  SH        Sole        n/a       2,000,000
HEARTWARE INTL INC              COM            422368100    15,877     246,505  SH        Sole        n/a         246,505
LIFEPOINT HOSPITALS INC         COM            53219L109    25,648     700,000  SH        Sole        n/a         700,000
LILLY ELI & CO                  COM            532457108    24,033     650,079  SH        Sole        n/a         650,079
MEDTRONIC INC                   COM            585055106    24,930     750,000  SH        Sole        n/a         750,000
POZEN INC                       COM            73941U102     1,103     457,550  SH        Sole        n/a         457,550
RITE AID CORP                   COM            767754104     8,878   9,059,320  SH        Sole        n/a       9,059,320
SANOFI                          ADR            80105N105    44,280   1,350,000  SH        Sole        n/a       1,350,000
SAVIENT PHARMACEUTICALS INC     COM            80517Q100     8,200   2,000,000  SH        Sole        n/a       2,000,000
SONOSITE INC                    COM            83568G104    17,828     587,603  SH        Sole        n/a         587,603
STRYKER CORP                    COM            863667101    11,782     250,000  SH        Sole        n/a         250,000
TELEFLEX INC                    COM            879369106     8,065     150,000  SH        Sole        n/a         150,000
TENET HEALTHCARE CORP           COM            88033G100    30,975   7,500,000  SH        Sole        n/a       7,500,000
TEVA PHARMACEUTICAL INDS LTD    COM            881624209    46,525   1,250,000  SH        Sole        n/a       1,250,000
TEVA PHARMACEUTICAL INDS LTD    COM            881624209    18,610     500,000      CALL  Sole        n/a         500,000
TEVA PHARMACEUTICAL INDS LTD    COM            881624209    18,610     500,000      CALL  Sole        n/a         500,000
UNITED THERAPEUTICS CORP DEL    COM            91307C102    11,247     300,000  SH        Sole        n/a         300,000
UNIVERSAL AMERN CORP NEW        COM            91338E101    14,790   1,470,198  SH        Sole        n/a       1,470,198
VANGUARD HEALTH SYS INC         COM            922036207    20,060   1,974,400  SH        Sole        n/a       1,974,400
VIROPHARMA INC                  RIGHTS         928241108       165     968,341      CALL  Sole        n/a         968,341
VIROPHARMA INC                  RIGHTS         928241108         0     968,341      CALL  Sole        n/a         968,341
WORLD HEART CORP                COM            980905400       648   1,639,345  SH        Sole        n/a       1,639,345
WORLD HEART CORP                WARRANT        980905400        42   1,639,345      CALL  Sole        n/a       1,639,345
WRIGHT MED GROUP INC            COM            98235T107    21,362   1,194,753  SH        Sole        n/a       1,194,753
ZIMMER HLDGS INC                COM            98956P102    26,750     500,000  SH        Sole        n/a         500,000
